Significant Accounting Policies (Fixed Assets) (Details)	12 Months Ended
Mar. 31, 2015
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years